Related Party Transactions (Details Narrative) - USD ($)							1 Months Ended		7 Months Ended	12 Months Ended
	Dec. 15, 2022	Nov. 12, 2021	Nov. 01, 2021	Nov. 01, 2021	Sep. 27, 2021	May 20, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Jun. 10, 2021
Related Party Transaction [Line Items]
Proceeds from related party debt									$ 363,995
Proceeds from related party debt									$ 300,000
Warrants price, per share									$ 0.01
Working capital										$ 100,000
Issuance of Class B common stock to Sponsor, shares	499,992
Stock split, description			a 1 1/3 for 1 forward stock split
Stock issued during period value new issues								$ 25,000
Share price		$ 11.50								$ 10.20
Common Class A [Member]
Related Party Transaction [Line Items]
Share price										$ 18.00
Founder Shares [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares				4,791,667		4,312,500
Stock issued during period shares share based compensation forfeited					718,750
Stock split, description				the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares.
Stock issued during period value new issues				$ 25,000
Share price			$ 0.005	$ 0.005
Founder Shares [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Share price			$ 12.00	$ 12.00
IPO [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares		14,375,000
IPO [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares										14,375,000
Unsecured Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt							$ 300,000
Unsecured Promissory Note [Member] | IPO [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount											$ 300,000
Working Capital Loans [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants price, per share										$ 1.00
Debt conversion, converted instrument, warrants										1,500,000
Debt conversion, converted instrument, amount										$ 1,500,000